Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Proprietary software products and related services	$ 693,426	$ 659,470	$ 632,986
Software services and other	1,927,477	1,912,887	1,771,390
Total revenues	2,620,903	2,572,357	2,404,376
Cost of revenues:
Proprietary software products and related services	365,563	344,374	350,788
Software services and other	1,611,629	1,605,518	1,489,729
Total cost of revenues	1,977,192	1,949,892	1,840,517
Gross profit	643,711	622,465	563,859
Research and development expenses, net	77,968	72,129	65,858
Selling, marketing, general and administrative expenses	326,375	317,956	289,985
Capital gain from realization of a Matrix IT’s subsidiary		44,260
Operating income	239,368	276,640	208,016
Financial expenses	42,134	27,216	29,994
Financial income	13,800	7,286	5,989
Pre-tax income before share of profits of companies accounted for at equity, net	211,034	256,710	184,011
Share of profits (loss) of companies accounted for at equity, net	773	(1,808)	505
Taxes on income	46,075	55,235	42,614
Net income	165,732	199,667	141,902
Attributable to:
Equity holders of the Company	64,014	81,393	54,585
Non-controlling interests	101,718	118,274	87,317
Net income	$ 165,732	$ 199,667	$ 141,902
Net earnings per share attributable to equity holders of the Company
Basic earnings per share (in Dollars per share)	$ 4.19	$ 5.31	$ 3.57
Diluted earnings per share (in Dollars per share)	$ 4.12	$ 5.21	$ 3.5